The carrying amount and fair value of the Company’s financial instruments that are not required to be measured or reported at fair value on a recurring basis as of March 31, 2021 and December 31, 2020 are as follows: (Details) - USD ($)
$ in Thousands
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Loans	$ 587,161	$ 568,375
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Loans	0	0
Time deposits	0	0
Borrowed funds	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Loans	578,975	560,634
Time deposits	229,513	237,768
Borrowed funds	17,893	16,788
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Loans	4,828	4,030
Time deposits	0	0
Borrowed funds	0	0
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Loans	587,161	568,375
Time deposits	226,566	234,449
Borrowed funds	21,496	21,496
Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Loans	583,803	564,664
Time deposits	229,513	237,768
Borrowed funds	$ 17,893	$ 16,788